Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net (loss) income	$ 514,009	$ 379,736	$ 847,794	$ 48,802
Depreciation, amortization and impairment			203,956	188,999
Interest expense			235,521	271,377
Net cash flow from operating activities			$ 1,722,503	$ 1,711,489